UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07548

Morgan Stanley Global Dividend Growth Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	March 31, 2009

Date of reporting period:	June 30, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments June 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.5%)

	Australia (2.5%)
	Beverages: Alcoholic
1,209,505	Foster’s Group Ltd.	$5,878,644

	Construction Materials
848,132	Boral Ltd.C330 (b)	4,593,815

	Food: Major Diversified
10,012,728	Goodman Fielder Ltd. (b)	13,486,222
	Total Australia	23,958,681

	Bermuda (3.8%)
	Industrial Conglomerates
248,207	Ingersoll-Rand Co. Ltd. (Class A)	9,290,388
329,902	Tyco International Ltd. (Bermuda) (b)	13,209,276
		22,499,664

	Medical Specialties
273,672	Covidien Ltd.	13,106,152
	Total Bermuda	35,605,816

	France (7.0%)
	Construction Materials
131,707	Lafarge S.A. (b)	20,195,460

	Integrated Oil
240,953	Total S.A. (b)	20,561,849

	Major Banks
172,285	BNP Paribas	15,608,022

	Pharmaceuticals: Major
149,241	Sanofi-Aventis	9,969,921
	Total France	66,335,252

	Germany (3.0%)
	Motor Vehicles
197,404	Bayerische Motoren Werke (BMW) AG	9,495,060
222,480	Daimler AG (Registered Shares)	13,759,194
		23,254,254

	Semiconductors
1,998,899	Qimonda AG (ADR) (a) (b)	4,757,380
	Total Germany	28,011,634

	Ireland (2.4%)
	Food: Specialty/Candy
510,632	Kerry Group PLC (A Shares)	15,114,591

	Major Banks
865,539	Bank of Ireland	7,526,485
	Total Ireland	22,641,076

	Italy (1.4%)
	Integrated Oil
353,316	Eni S.p.A.	13,183,848

	Japan (12.6%)
	Auto Parts: O.E.M.
914,600	Keihin Corp.	13,858,750

	Chemicals: Specialty
446,600	Kuraray Co., Ltd.	5,324,628

	Electrical Products
796,700	Sumitomo Electric Industries, Ltd.	10,113,967

	Electronic Equipment/Instruments
302,900	Canon Inc.	15,575,025

	Household/Personal Care
562,000	Kao Corp.	14,740,029

	Motor Vehicles
1,175,400	Nissan Motor Co., Ltd.	9,707,829

	Pharmaceuticals: Major
271,700	Takeda Pharmaceutical Co., Ltd.	13,817,206

	Pharmaceuticals: Other
189,300	Astellas Pharma Inc.	8,022,320

	Recreational Products
306,100	Sankyo Co., Ltd.	19,948,317

	Specialty Insurance
231,400	Mitsui Sumitomo insurance Group Holdings, Inc. (a)	7,975,929
	Total Japan	119,084,000

	Netherlands (4.5%)
	Food: Major Diversified
582,017	Unilever N.V. (Share Certificates)	16,521,974

	Life/Health Insurance
955,700	Aegon N.V.	12,659,105

	Publishing: Books/Magazines
548,642	Wolters Kluwer N.V.	12,818,980
	Total Netherlands	42,000,059

	Norway (2.1%)
	Integrated Oil
530,363	StatoilHydro ASA (b)	19,774,588

	Singapore (0.9%)
	Other Transportation
7,993,000	ComfortDelGro Corp., Ltd.	8,812,245

	South Korea (0.7%)
	Wireless Telecommunications
325,175	SK Telecom Co., Ltd. (ADR)	6,753,885

	Spain (3.9%)
	Major Banks
748,184	Banco Bilbao Vizcaya Argentaria, S.A. (b)	14,336,051

	Major Telecommunications
854,579	Telefonica S.A.	22,711,990
	Total Spain	37,048,041

	Sweden (1.1%)
	Telecommunication Equipment
1,037,199	Telefonaktiebolaget LM Ericsson (B Shares)	10,815,552

	Switzerland (2.9%)
	Financial Conglomerates
229,140	UBS AG (Registered Shares)	4,809,125

	Pharmaceuticals: Major
402,424	Novartis AG (Registered Shares)	22,158,827
	Total Switzerland	26,967,952

	Taiwan (1.0%)
	Major Telecommunications
366,139	Chunghwa Telecom Co., Ltd. (ADR)	9,288,946

	United Kingdom (19.1%)
	Advertising/Marketing Services
1,574,058	WPP Group PLC	15,182,503

	Aerospace & Defense
1,158,171	Rolls-Royce Group PLC (a)	7,878,008
110,102,630	Rolls-Royce Group PLC (B Shares)	219,306
		8,097,314

	Financial Conglomerates
3,897,684	Old Mutual PLC	7,204,563

	Food Retail
3,018,233	Morrison (W.M.) Supermarkets PLC	16,006,464

	Food: Specialty/Candy
1,515,801	Cadbury Schweppers PLC	19,096,586
3,607,056	Premier Foods PLC	6,843,384
		25,939,970

	Integrated Oil
272,897	Royal Dutch Shell PLC (ADR) (Class A)	22,298,414

	Major Banks
2,654,655	Barclays PLC	15,413,444
3,931,440	Royal Bank of Scotland Group PLC	16,836,164
		32,249,608

	Publishing: Books/Magazines
680,075	Reed Elsevier PLC	7,802,474

	Tobacco
770,938	Imperial Tobacco Group PLC	28,730,704

	Wireless Telecommunications
5,477,577	Vodafone Group PLC	16,272,893
	Total United Kingdom	179,784,907

	United States (30.3%)
	Beverages: Non-Alcoholic
284,212	Dr. Pepper Snapple Group	5,962,775

	Coal
205,625	Peabody Energy Corp. (b)	18,105,281

	Computer Peripherals
779,232	EMC Corp. (a) (b)	11,446,918

	Computer Processing Hardware
266,940	Hewlett-Packard Co.	11,801,417

	Electric Utilities
132,043	American Electric Power Co., Inc.	5,312,090
209,939	Dominion Resources, Inc. (b)	9,970,003
		15,282,093

	Electronic Distributors
323,033	Arrow Electronics, Inc. (a) (b)	9,923,574

	Finance/Rental/Leasing
326,893	American Capital Strategies, Ltd. (b)	7,770,247
527,072	Freddie Mac (b)	8,643,981
		16,414,228

	Financial Conglomerates
408,272	Citigroup, Inc.	6,842,639

	Industrial Machinery
216,144	Illinois Tool Works Inc. (b)	10,269,001

	Information Technology Services
202,779	International Business Machines Corp.	24,035,395

	Insurance Brokers/Services
539,707	Marsh & McLennan Companies, Inc.	14,329,221

	Integrated Oil
251,526	Chevron Corp. (b)	24,933,772

	Investment Banks/Brokers
576,508	Lehman Brothers Holdings Inc. (b)	11,420,623

	Major Banks
364,053	Bank of New York Mellon Corp.	13,772,125

	Major Telecommunications
409,333	Verizon Communications, Inc.	14,490,388

	Managed Health Care
450,868	UnitedHealth Group Inc.	11,835,285

	Multi-Line Insurance
209,481	American International Group, Inc. (b)	5,542,867

	Pharmaceuticals: Major
428,311	Schering-Plough Corp.	8,433,445
477,123	Wyeth	22,882,819
		31,316,264

	Tobacco
577,934	Philip Morris International (a)	28,544,161
	Total United States	286,268,027
	Total Common Stocks (Cost $816,010,654)	936,334,509

	Investment Company (0.3%)
	Ireland
96	ISHARES MSCI WORLD (Cost $2,976,693)	2,868,460

	Rights (0.0%)
	United Kingdom
	Major Banks
569	Barclays PLC (Cost $0)	23,065

	Short-Term Investments (b) (10.9%)
	Securities held as Collateral on Loaned Securities
	Repurchase Agreements (2.6%)
5,012	ABN Amro Bank N.V. (2.70% dated 6/30/2008, due 07/01/08: proceeds $5,013,131); fully collateralized by U.S. Government Agencies securities and Corporate bond at the date of this Portfolio of Investment as follows: Federal Home Loan Bank 3.00% due 06/11/10; Merck & Co. Inc. 4.75% due 03/01/15; valued at $5,055,573	5,012,755
11,035	Banc of America Securities LLC (2.25%-2.75% dated 6/30/2008, due 07/01/08: proceeds $11,035,409); fully collateralized by U.S. Government Agencies securities and common stocks at the date of this Portfolio of Investment as follows: Freddie Mac 5.50%, due 03/01/38; Sempra Energy; Flowserve Corp.; Entergy Corp.; Avnet Inc.; Allied Waste Inds Inc.; Air Products & Chemicals Inc.; Trimble Navigation Ltd.; valued at $11,314,529	11,034,677
3,345	Deutsche Bank (2.72% dated 6/30/2008, due 07/01/08: proceeds $3,345,364) fully collateralized by common stock at the date of this Portfolio of Investment as follows: CSX Corp. valued at $3,514,108	3,345,112
4,010

Lehman Brothers Inc. (2.70% dated 6/30/2008, due 7/01/08, proceeds $4,010,505) fully collateralized by Municipal Notes/Bonds at the date of this Portfolio of Investment as follows: Municipal School District 4.00% due 02/01/13; Chicago Arpt 5.25% due 01/01/14; Metropolitan Transportation Authority 5.00% due 11/15/30-11/15/37; Pleasantville Union 5.00% due 11/01/22; Guadalupe Electric River 5.50% due 05/01/29; Lehman Trust Receipts 4.27% due 08/1/22-08/15/33; Becker 0.00% due 04/01/30; University Mass Building 4.00% due 05/01/10; 5.00% due 05/01/27; 4.00% due 05/01/12; Metropolitan Transportation 5.00% due 11/15/25; Puerto Rico HSG Fin Corp 2.17% due 06/01/21; valued at $4,068,332

		4,010,204
1,203	Merrill Lynch, Pierce, Fenner & Smith Inc. 2.625% dated 6/30/2008, due 07/01/08: proceeds $1,203,150) fully collateralized by Corporate Bond at the date of this Portfolio of Investment as follows: Qwest Corp.; 6.5% due 06/01/17 valued at $1,226,869	1,203,061

	Total Repurchase Agreements (Cost $24,605,809)	24,605,809

NUMBER OF
SHARES (000)
	Investment Company (c) (8.3%)
47,627	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $79,204,734)		79,204,734
	Total Securities held as Collateral on Loaned Securities (Cost $103,810,542)		103,810,542

	Total Investments (Cost $922,797,889) (d)	109.7%	1,043,036,576
	Liabilities in Excess of Other Assets	(9.7)	(92,385,852)
	Net Assets	100.0%	$950,650,724

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

The value of loaned securities and related collateral outstanding  at June 30, 2008 was $101,666,191 and $105,010,288, respectively.  The fund received cash collateral of $103,810,724 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments.  The remainder collateral of $1,199,746 received in the form of U.S. Government Agencies and Obligation, which the Fund cannot sell or re-pledge and accordingly are not reflected in Portfolio of Investments.  The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser, as a portion of the securities held as collateral on loaned securities.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at June 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$1,043,036,575	$1,018,430,766	$24,605,809	—

Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price.  In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Global Dividend Growth Securities

Summary of Investments June 30, 2008 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Short-Term Investments	$103,810,542	10.0%
Integrated Oil	100,752,471	9.7
Major Banks	83,515,357	8.0
Pharmaceuticals: Major	77,262,217	7.4
Tobacco	57,274,864	5.5
Major Telecommunications	46,491,324	4.5
Food: Specialty/Candy	41,054,561	3.9
Motor Vehicles	32,962,083	3.2
Food: Major Diversified	30,008,196	2.9
Construction Materials	24,789,275	2.4
Information Technology Services	24,035,395	2.3
Wireless Telecommunications	23,026,778	2.2
Industrial Conglomerates	22,499,664	2.2
Publishing: Books/Magazines	20,621,454	2.0
Recreational Products	19,948,317	1.9
Financial Conglomerates	18,856,327	1.8
Coal	18,105,281	1.7
Finance/Rental/Leasing	16,414,228	1.6
Food Retail	16,006,464	1.5
Electronic Equipment/Instruments	15,575,025	1.5
Electric Utilities	15,282,093	1.5
Advertising/Marketing Services	15,182,503	1.5
Household/Personal Care	14,740,029	1.4
Insurance Brokers/Services	14,329,221	1.4
Auto Parts: O.E.M.	13,858,750	1.3
Medical Specialties	13,106,152	1.3
Life/Health Insurance	12,659,105	1.2
Managed Health Care	11,835,285	1.1
Computer Processing Hardware	11,801,417	1.1
Computer Peripherals	11,446,918	1.1
Investment Banks/Brokers	11,420,623	1.1
Telecommunication Equipment	10,815,552	1.0
Industrial Machinery	10,269,001	1.0
Electrical Products	10,113,967	1.0
Electronic Distributors	9,923,574	1.0
Other Transportation	8,812,245	0.8
Aerospace & Defense	8,097,314	0.8
Pharmaceuticals: Other	8,022,320	0.8
Specialty Insurance	7,975,929	0.8
Beverages: Non-Alcoholic	5,962,775	0.6
Beverages: Alcoholic	5,878,644	0.6
Multi-Line Insurance	5,542,867	0.5
Chemicals: Specialty	5,324,628	0.5
Semiconductors	4,757,380	0.5
Miscellaneous	2,868,460	0.3

	$1,043,036,575	100.0%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008

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